Cover	12 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	SALLY BEAUTY HOLDINGS, INC.
Entity Central Index Key	0001368458